CONVERTIBLE DEBT	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Debt Disclosure [Abstract]
CONVERTIBLE DEBT

NOTE 14 - CONVERTIBLE DEBT

Convertible notes

Convertible notes payable balance was zero as of December 31, 2020.

As of June 30, 2020, convertible notes payable consists of:

		Note Balance	Debt discount	Carrying Value

Power Up Lending Group Ltd	(1)	$39,000	$(1,953)	$37,047
Firstfire Global Opportunities Fund LLC	(2)	165,000	(32,909)	132,091
Power Up Lending Group Ltd	(3)	53,000	(13,995)	39,005
Crown Bridge Partners	(4)	51,384	(15,095)	36,289
Morningview Financial LLC	(5)	165,000	(64,416)	100,584
BHP Capital NY	(6)	91,789	-	91,789
Labrys Fund, LP	(7)	146,850	(69,265)	77,585
Total		$712,023	$(197,633)	$514,390

(1)	On July 25, 2019, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $103,000 and received $94,840 in cash on August 1, 2019 after deducting legal fees and other costs. The convertible note bears interest rate at 6% per annum and due on July 25, 2020. The convertible note can be converted into shares of the Company’s common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.

During the six months ended December 31, 2020, Power Up Lending Group Ltd elected to convert $39,000 of the principal amount together with $4,916 of accrued and unpaid interest of the convertible notes into 264,970 shares of the Company’s common stock. The conversion resulted in a loss on extinguishment of debt of $32,778. (See Note 10)

The remaining principal balance due under this convertible note after all conversions is zero as of December 31, 2020.

(2)	On September 11, 2019, the Company entered into a Securities Purchase Agreement with Firstfire Global Opportunities Fund LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $165,000 and received $143,500 in cash on September 18, 2019 after deducting an original issue discount in the amount of $15,000 (the “OID”), legal fees and other costs. The convertible note bears interest rate at 5% per annum and payable in one year. Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.

During the six months ended December 31, 2020, Firstfire Global Opportunities Fund LLC elected to convert $68,850 of the principal amount of the convertible notes into 4,125,000 shares of the Company’s common stock. The conversion resulted in a loss on extinguishment of debt of $67,512 (See Note 10).

After the foregoing conversions, on November 12, 2020, the Company paid Firstfire Global Opportunities Fund LLC, the holder of the Company’s convertible debt an aggregate of $130,500 in order to terminate their convertible note dated September 11, 2019, including all accrued and unpaid interest. The payment was made by Yubao Liu on behalf of the Company and the note holder confirmed this full settlement on November 13, 2020. The debt settlement resulted in a gain on extinguishment of debt of $94,928.

The remaining principal balance due under this convertible note after all conversions and settlement is zero as of December 31, 2020.

(3)	On November 4, 2019, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $53,000 and received $47,350 in cash on November 12, 2019 after deducting legal fees and other costs. The convertible note bears interest rate at 6% per annum and due on November 4, 2020. The convertible note can be converted into shares of the Company’s common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.

On September 16, 2020, the Company entered into a Note Settlement Agreement with Power Up Lending Group Ltd., the holder of the Company’s convertible debt. The Note Settlement Agreement terminated their convertible note dated November 4, 2019, including all accrued and unpaid interest, after the Company paid an aggregate of $75,000 on September 16, 2020. The debt settlement resulted in a gain on extinguishment of debt of $15,346.

(4)	On November 12, 2019, the Company entered into a Securities Purchase Agreement with Crown Bridge Partners, LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount sum up to $165,000 with a purchase price sum up to $156,750. During November 2019, First Tranche of the agreement was executed in the principal amount of $55,000 and the Company received $50,750 in cash on November 15, 2019 after deducting an OID in the amount of $2,750, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on November 12, 2020. The convertible note can be converted into shares of the Company’s common stock at 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.

On October 16, 2020, the Company issued a total of 500,000 shares of common stock to Crown Bridge Partners, LLC for the conversion of debt in the principal amount of $3,500 according to the conditions of the convertible note dated as November 12, 2019. The conversion resulted in a loss on extinguishment of debt of $22,424. (See Note 10)

After the foregoing conversions, on December 7, 2020, the Company paid Crown Bridge Partners, LLC, the holder of the Company’s convertible debt an aggregate of $82,500 in order to terminate their convertible note dated November 12, 2019, including all accrued and unpaid interest. Among the total, payment of $60,000 was made by Yubao Liu on behalf of the Company while the remaining payment of $22,500 was made directly by the Company. The note holder confirmed this full settlement on December 10, 2020. The debt settlement resulted in a gain on extinguishment of debt of $206,377.

The remaining principal balance due under this convertible note after all conversions and settlement is zero as of December 31, 2020.

(5)	On November 20, 2019, the Company entered into a Securities Purchase Agreement with Morningview Financial, LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $165,000 and received $153,250 in cash on November 22, 2019 after deducting an OID in the amount of $8,250, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on November 20, 2020. Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.

On September 24, 2020, Morningview Financial, LLC elected to convert $15,000 of the principal amount of the convertible notes into 568,182 shares of the Company’s common stock. The conversion resulted in a loss on extinguishment of debt of $5,907. (See Note 10)

After the foregoing conversions, on November 12, 2020, the Company paid Morningview Financial, LLC, the holder of the Company’s convertible debt an aggregate of $175,000 in order to terminate their convertible note dated November 20, 2019, including all accrued and unpaid interest. The payment was made by Yubao Liu on behalf of the Company and the note holder confirmed this full settlement on November 14, 2020. The debt settlement resulted in a gain on extinguishment of debt of $209,604.

The remaining principal balance due under this convertible note after all conversions and settlement is zero as of December 31, 2020.

(6)	On December 3, 2019, the Company entered into a Securities Purchase Agreement with BHP Capital NY, Inc to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $102,900 and received $95,500 in cash on December 13, 2019 after deducting and OID in the amount of $4,900, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on December 3, 2020. The convertible note can be converted into shares of the Company’s common stock at 75% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.

On April 14, 2020, the Company entered into an Amendment to Securities Purchase Agreement with BHP Capital NY, Inc dated on December 3, 2019. The Company agreed to pay off this note holder in 6 installments of $23,186.79 each, with an aggregate amount of $139,121 (including principal of $137,114 and interest of $2,007). The repayment resulted in a loss on extinguishment of debt of $4,703, which was included in other income and expense in the consolidated statement of comprehensive income (loss) for the year ended June 30, 2020.

In May and June 2020, the Company paid two installments totaling $46,373 (including principal of $45,325 and interest of $1,048) and note payable balance decreased to $91,789 as of June 30, 2020. During the period from July to September 2020, the Company continued to pay 4 installments of an aggregate amount of $92,748 (including principal of $91,789 and interest of $959).

As of the date of this report, the Company has made total six installments payment of an aggregate amount of $139,121 (including principal of $137,114 and interest of $2,007). The note payable balance decreased to zero as of December 31, 2020.

(7)	On January 10, 2020, the Company entered into a convertible promissory note with Labrys Fund, LP to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $146,850 and received $137,000 in cash on January 13, 2020 after deducting an OID in the amount of $7,350, legal fees and other costs. The note is due on January 10, 2021 and bears interest at 5% per annum. The conversion price shall be equal to 75% multiplied by the lesser of the lowest closing bid price or lowest traded price of the Common Stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion.

During the six months ended December 31, 2020, Labrys Fund, LP elected to convert $146,850 of the principal amount together with all accrued and unpaid interest of the convertible notes into 4,012,478 shares of the Company’s common stock. The conversion resulted in a loss on extinguishment of debt of $128,018. The remaining principal balance due under this convertible note after all conversions is zero as of December 31, 2020. (See Note 10)

All convertible notes aforementioned

For the six months ended December 31, 2020 and 2019, the Company recorded the amortization of debt discount of $138,399 and 181,336 for the convertible notes issued, which were included in other income and expense in the consolidated statement of comprehensive income (loss).

For the three months ended December 31, 2020 and 2019, the Company recorded the amortization of debt discount of $24,185 and 160,023 for the convertible notes issued, which were included in other income and expense in the consolidated statement of comprehensive income (loss).

Derivative liability

Upon issuing of the convertible notes, the Company determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and accounted for as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note, if any, is recorded immediately to interest expense at inception.

The derivative liability in connection with the conversion feature of the convertible debt is the only financial liability measured at fair value on a recurring basis.

The change of derivative liabilities is as follows:

Balance at July 1, 2020	$276,266
Converted	(357,868)
Debt settlement	(566,030)
Change in fair value recognized in operations	647,632
Balance at December 31, 2020	$-

The estimated fair value of the derivative instruments was valued using the Black-Scholes option pricing model during the six months ended December 31, 2020, using the following assumptions:

Estimated dividends	None
Expected volatility	78.55% to 253.30%
Risk free interest rate	0.61% to 0.93%
Expected term	0 to 6 months

Warrants

In connection with the issuance of the $165,000 convertible promissory note on September 11, 2019, FirstFire Global Opportunities Fund, LLC is entitled, upon the terms and subject to the limitations on exercise and the conditions set forth in the agreement, at any time on or after the date of issuance hereof to purchase from the Company up to 68,750 shares of common stock. Exercise price shall be $2.40, and the warrants can be exercised within 5 years which is before September 11, 2024.

On December 21, 2020, the Company issued a total of 1,500,000 shares of common stock to FirstFire Global Opportunities Fund, LLC for the exercise of warrants in full. The exercise of warrants resulted in a loss of $67,028 for the six months ended December 31, 2020. After this exercise, FirstFire Global Opportunities Fund, LLC is not entitled to any warrant to purchase shares. (See Note 10)

In connection with the issuance of the $55,000 convertible promissory note on November 12, 2019, Crown Bridge Partners, LLC is entitled, upon the terms and subject to the limitations on exercise and the conditions set forth in the agreement, at any time on or after the date of issuance hereof to purchase from the Company up to 22,916 shares of common stock. Exercise price shall be $2.80, and the warrants can be exercised within 5 years which is before November 12, 2024.

In December 2020, the Company paid a total of $82,500 to fully settle the convertible note dated November 12, 2019 with Crown Bridge Partners, LLC, including all accrued and unpaid interest and unexercised warrants. After this settlement, Crown Bridge Partners, LLC is not entitled to any warrant to purchase shares.

In connection with the issuance of the $165,000 convertible promissory note on November 20, 2019, Morningview Financial LLC is entitled, upon the terms and subject to the limitations on exercise and the conditions set forth in the agreement, at any time on or after the date of issuance hereof to purchase from the Company up to 68,750 shares of common stock. Exercise price shall be $2.80, and the warrants can be exercised within 5 years which is before November 20, 2024.

In November 2020, the Company paid a total of $175,000 to fully settle the convertible note dated November 20, 2019 with Morningview Financial LLC, including all accrued and unpaid interest and unexercised warrants. After this settlement, Morningview Financial LLC is not entitled to any warrant to purchase shares.

In connection with the issuance of the $146,850 convertible promissory note on January 10, 2020, Labrys Fund, LP is entitled, upon the terms and subject to the limitations on exercise and the conditions set forth in the agreement, at any time on or after the date of issuance hereof to purchase from the Company up to 68,750 shares of common stock. Exercise price shall be $2.80, and the warrants can be exercised within 5 years which is before January 10, 2025.

The estimated fair value of the warrants was valued using the Black-Scholes option pricing model at grant date, using the following assumptions:

Estimated dividends	None
Expected volatility	56.23% to 71.08%
Risk free interest rate	1.73% to 1.92%
Expected term	5 years

Since the warrants can be exercised at $2.4 or $2.8 and are not liabilities, the face value of convertible notes was allocated between convertible note and warrant based on the fair values of the conversion feature and warrants. Accordingly, $147,492 was allocated to warrants and recorded in additional paid in capital account during the year ended June 30, 2020.

The details of the outstanding warrants are as follows:

	Number of shares	Weighted Average Exercise Price	Remaining Contractual Term (years)

Outstanding at July 1, 2020	229,166	$2.68	4.2 to 4.53
Granted	-	-	-
Exercised or settled	(160,416)	2.63	4.05 to 4.16
Cancelled or expired	-	-	-
Outstanding at December 31, 2020	68,750	$2.80	4.03

NOTE 13 - CONVERTIBLE DEBT

Convertible notes

As of June 30, 2020, convertible notes payable consists of:

		Note Balance	Debt discount	Carrying Value

Power Up Lending Group Ltd	(1)	$39,000	$(1,953)	$37,047
Firstfire Global Opportunities Fund LLC	(2)	165,000	(32,909)	132,091
Power Up Lending Group Ltd	(3)	53,000	(13,995)	39,005
Crown Bridge Partners	(4)	51,384	(15,095)	36,289
Morningview Financial LLC	(5)	165,000	(64,416)	100,584
BHP Capital NY	(6)	91,789	-	91,789
Labrys Fund, LP	(7)	146,850	(69,265)	77,585
Total		$712,023	$(197,633)	$514,390

(1)	On July 25, 2019, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $103,000 and received $94,840 in cash on August 1, 2019 after deducting legal fees and other costs. The convertible note bears interest rate at 6% per annum and due on July 25, 2020. The convertible note can be converted into shares of the Company’s common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.

During the year ended June 30, 2020, Power Up Lending Group Ltd elected to convert $64,000 of the principal amount of the convertible notes into 76,265 shares of the Company’s common stock. The conversion resulted in a loss on extinguishment of debt of $25,782. (See Note 9)

(2)	On September 11, 2019, the Company entered into a Securities Purchase Agreement with Firstfire Global Opportunities Fund LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $165,000 and received $143,500 in cash on September 18, 2019 after deducting an original issue discount in the amount of $15,000 (the “OID”), legal fees and other costs. The convertible note bears interest rate at 5% per annum and payable in one year. Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.

(3)	On November 4, 2019, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $53,000 and received $47,350 in cash on November 12, 2019 after deducting legal fees and other costs. The convertible note bears interest rate at 6% per annum and due on November 4, 2020. The convertible note can be converted into shares of the Company’s common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.

(4)	On November 12, 2019, the Company entered into a Securities Purchase Agreement with Crown Bridge Partners, LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount sum up to $165,000 with a purchase price sum up to $156,750. During November 2019, First Tranche of the agreement was executed in the principal amount of $55,000 and the Company received $50,750 in cash on November 15, 2019 after deducting an OID in the amount of $2,750, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on November 12, 2020. The convertible note can be converted into shares of the Company’s common stock at 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.

During the year ended June 30, 2020, Crown Bridge Partners, LLC elected to convert $3,615.6 of the principal amount of the convertible notes into 20,000 shares of the Company’s common stock. The conversion resulted in a loss on extinguishment of debt of $15,473. (See Note 9)

(5)	On November 20, 2019, the Company entered into a Securities Purchase Agreement with Morningview Financial, LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $165,000 and received $153,250 in cash on November 22, 2019 after deducting an OID in the amount of $8,250, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on November 20, 2020. Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.

(6)	On December 3, 2019, the Company entered into a Securities Purchase Agreement with BHP Capital NY, Inc to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $102,900 and received $95,500 in cash on December 13, 2019 after deducting and OID in the amount of $4,900, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on December 3, 2020. The convertible note can be converted into shares of the Company’s common stock at 75% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.

On April 14, 2020, the Company entered into an Amendment to Securities Purchase Agreement with BHP Capital NY, Inc dated on December 3, 2019. The Company agreed to pay off this note holder in 6 installments of $23,186.79 each, with an aggregate amount of $139,120.76 (including principal of $137,114.25 and interest of $2,006.51). The repayment resulted in a loss on extinguishment of debt of $4,703.

In May and June 2020, the Company paid two installments totaling $46,373 (including principal of $45,325 and interest of $1,048) and note payable balance decreased to $91,789 as of June 30, 2020. During the period from July to September 2020, the Company continued to pay 3 installments of an aggregate amount of $69,561 (including principal of $68,699 and interest of $862). As of the date of this report, the Company has made total five installments payment of an aggregate amount of $115,934 (including principal of $114,024 and interest of $1,910). The Company will pay the last installment of $23,186.79 in October 2020.

(7)	On January 10, 2020, the Company entered into a convertible promissory note with Labrys Fund, LP to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $146,850 and received $137,000 in cash on January 13, 2020 after deducting an OID in the amount of $7,350, legal fees and other costs. The note is due on January 10, 2021 and bears interest at 5% per annum. The conversion price shall be equal to 75% multiplied by the lesser of the lowest closing bid price or lowest traded price of the Common Stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion.

For the year ended June 30, 2020, the Company recorded the amortization of debt discount of $500,675 for the convertible notes issued, which were included in other income and expenses in the consolidated statement of comprehensive income (loss).

Derivative liability

Upon issuing of the convertible notes, the Company determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and accounted for as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note, if any, is recorded immediately to interest expense at inception.

The derivative liability in connection with the conversion feature of the convertible debt is the only financial liability measured at fair value on a recurring basis.

The change of derivative liabilities is as follows:

Issued during the year ended June 30, 2020	$555,696
Converted	(42,308)
Debt settlement	(85,223)
Change in fair value recognized in operations	(151,899)
Balance at June 30, 2020	$276,266

The estimated fair value of the derivative instruments was valued using the Black-Scholes option pricing model at issuance date and June 30, 2020, using the following assumptions:

Estimated dividends	None
Expected volatility	55.87% to 78.46%
Risk free interest rate	0.66% to 2.08%
Expected term	0 to 12 months

Warrants

In connection with the issuance of the $165,000 convertible promissory note on September 11, 2019, FirstFire Global Opportunities Fund, LLC is entitled, upon the terms and subject to the limitations on exercise and the conditions set forth in the agreement, at any time on or after the date of issuance hereof to purchase from the Company up to 68,750 shares of common stock. Exercise price shall be $2.40, and the warrants can be exercised within 5 years which is before September 11, 2024.

In connection with the issuance of the $55,000 convertible promissory note on November 12, 2019, Crown Bridge Partners, LLC is entitled, upon the terms and subject to the limitations on exercise and the conditions set forth in the agreement, at any time on or after the date of issuance hereof to purchase from the Company up to 22,916 shares of common stock. Exercise price shall be $2.80, and the warrants can be exercised within 5 years which is before November 12, 2024.

In connection with the issuance of the $165,000 convertible promissory note on November 20, 2019, Morningview Financial LLC is entitled, upon the terms and subject to the limitations on exercise and the conditions set forth in the agreement, at any time on or after the date of issuance hereof to purchase from the Company up to 68,750 shares of common stock. Exercise price shall be $2.80, and the warrants can be exercised within 5 years which is before November 20, 2024.

In connection with the issuance of the $146,850 convertible promissory note on January 10, 2020, Labrys Fund, LP is entitled, upon the terms and subject to the limitations on exercise and the conditions set forth in the agreement, at any time on or after the date of issuance hereof to purchase from the Company up to 68,750 shares of common stock. Exercise price shall be $2.80, and the warrants can be exercised within 5 years which is before January 10, 2025.

The estimated fair value of the warrants was valued using the Black-Scholes option pricing model at grant date, using the following assumptions:

Estimated dividends	None
Expected volatility	56.23% to 71.08%
Risk free interest rate	1.73% to 1.92%
Expected term	5 years

Since the warrants can be exercised at $2.4 or $2.8 and are not liabilities, the face value of convertible notes was allocated between convertible note and warrant based on the fair values of the conversion feature and warrants. Accordingly, $147,492 was allocated to warrants and recorded in additional paid in capital account during the year ended June 30, 2020.

The details of the outstanding warrants are as follows:

	Number of shares	Weighted Average Exercise Price	Remaining Contractual Term (years)

Outstanding at July 1, 2019	-	$-	-
Granted	229,166	2.68	5
Exercised	-	-	-
Cancelled or expired	-	-	-
Outstanding at June 30, 2020	229,166	$2.68	4.2 to 4.53